Annual Total Returns - SP 500 2x Strategy Fund (Class A and Class C) [BarChart] - Class A and Class C - SP 500 2x Strategy Fund - Class C	Aug. 01, 2021
Bar Chart Table:
2011	(4.81%)
2012	28.28%
2013	67.67%
2014	23.71%
2015	(2.75%)
2016	18.91%
2017	41.95%
2018	(15.69%)
2019	61.09%
2020	19.41%